Loans and Fair Value Measurements - Schedule of Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value [Abstract]
Fair Value - beginning of period	$ 23,334,626	$ 4,602,950
Addition	260,628	4,239,500
Change in fair value of SAFE notes	17,368,415	14,492,176
Change in fair value of derivative liabilities	(158,241)
SAFE notes converted into shares	(40,726,793)
Fair Value - end of period	$ 78,635	$ 23,334,626